Operating Leases - Schedule of Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Schedule of Balance Sheet Information [Abstract]
Operating lease right-of-use assets	$ 560		$ 1,144
Current lease liabilities	501		611
Non-current lease liabilities	19		533
Total lease liabilities	$ 520	[1]	$ 1,144
Weighted average remaining lease term	1 year 2 months 12 days		2 years 2 months 12 days
Weighted average discount rate	7.92%		7.17%

[1]	Including amounts linked to the Israeli CPI of